Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of exchange differences on translation [member]	Capital reserve [member]	Reserve of share-based payments [member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance at Dec. 31, 2022	$ 83,471	$ (9,787)	$ 132,591	$ 14,997	$ (50,222)	$ 171,050	$ 22,409	$ 193,459
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(8,752)	(8,752)	(1,512)	(10,264)
- Shares issued on settlement of incentive plan awards	351	0	0	0	0	351	0	351
- Equity-settled share-based expense	0	0	0	564	0	564	0	564
- Equity raise (net of transaction cost)	15,658	0	0	0	0	15,658	0	15,658
- Bilboes acquisition	65,677	0	0	0	0	65,677	0	65,677
(Loss) profit for the period	0	0	0	0	(1,036)	(1,036)	2,729	1,693
Other comprehensive income for the period	0	(778)	0	0	0	(778)	0	(778)
Balance at Sep. 30, 2023	165,157	(10,565)	132,591	15,561	(60,010)	242,734	23,626	266,360
Balance at Dec. 31, 2022	83,471	(9,787)	132,591	14,997	(50,222)	171,050	22,409	193,459
Balance at Dec. 31, 2023	165,068	(10,409)	132,591	15,637	(63,172)	239,715	24,477	264,192
Statement Line Items [Line Items]
Dividends declared	0	0	0	0	(8,062)	(8,062)	(2,268)	(10,330)
- Shares issued on settlement of incentive plan awards	303	0	0	0	0	303	0	303
- Equity-settled share-based expense	0	0	0	547	0	547	0	547
- Equity raise (net of transaction cost)								0
(Loss) profit for the period	0	0	0	0	12,827	12,827	3,625	16,452
Other comprehensive income for the period	0	663	0	0	0	663	0	663
Balance at Sep. 30, 2024	165,408	(9,746)	132,591	16,184	(58,407)	246,030	25,834	271,864
Statement Line Items [Line Items]
Shares issued - options exercised	$ 37	$ 0	$ 0	$ 0	$ 0	$ 37	$ 0	$ 37